AMENDMENT NO. 1

TO THE

AMENDED AND RESTATED BY-LAWS

OF

NUVEEN CLOSED-END FUNDS

ORGANIZED AS

MASSACHUSETTS BUSINESS TRUSTS

This Amendment No. 1 (this "Amendment") to the By-Laws of Nuveen Closed-End Funds organized as Massachusetts business trusts, amended and restated as of October 5, 2020 (the "By-Laws") and applicable to each Nuveen Closed-End Fund listed on Exhibit A to the By-Laws (each, a "Fund"), is made as of February 24, 2022, in accordance with Article X of the By- Laws. Capitalized terms used herein and not otherwise herein defined are used as defined in the By-Laws.

WHEREAS, a shareholder of certain Funds (the "Subject Funds") filed a civil complaint in the U.S. District Court for the Southern District of New York (the "District Court") against the Subject Funds, in which it asserted a claim for rescission under the 1940 Act and a declaratory judgment claim which both alleged that Article IX of the By-Laws violates Section 18(i) of the 1940 Act; and

WHEREAS, on February 18, 2022, the District Court granted judgment in favor of the plaintiff shareholder's claim for rescission of Article IX of the By-Laws and on the plaintiff shareholder's declaratory judgment claim, and declared that Article IX of the By-Laws violates Section 18(i) of the 1940 Act.

NOW THEREFORE

1.The By-Laws of the Funds are hereby amended as follows:

(a)Article IX of the By-Laws shall be of no force and effect with respect to the Funds for so long as the judgment of the District Court is effective.

(b)If the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, Article IX of the By-Laws shall be automatically reinstated and apply to any beneficial owner of Common Shares acquired in a Control Share Acquisition, as defined in Section 9.1 of the By-Laws, regardless of whether such Control Share Acquisition occurred before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating, or otherwise nullifying the judgment of the District Court.

2.For the avoidance of doubt, and pursuant to Section 6.9 of the By-Laws, the remainder of the By-Laws not otherwise addressed herein remain in full force and effect; and the By- Laws, as amended by this Amendment, are hereby ratified and affirmed.

EXHIBIT A

NUVEEN CLOSED-END FUNDS

(Organized as Massachusetts Business Trusts)

Updated as of October 5, 2020

Trust	Date Established
Nuveen AMT-Free Municipal Credit Income Fund	July 12, 1999
Nuveen AMT-Free Municipal Value Fund	November 19, 2008
Nuveen AMT-Free Quality Municipal Income Fund	July 28, 2002
Nuveen Arizona Quality Municipal Income Fund	August 24, 2012
Nuveen California AMT-Free Quality Municipal Income Fund	July 29, 2002
Nuveen California Municipal Value Fund 2	January 26, 2009
Nuveen California Quality Municipal Income Fund	December 1, 1998
Nuveen California Select Tax-Free Income Portfolio	March 30, 1992
Nuveen Core Equity Alpha Fund	January 9, 2007
Nuveen Corporate Income 2023 Target Term Fund	September 20, 2018
Nuveen Corporate Income November 2021 Target Term Fund	July 13, 2015
Nuveen Credit Opportunities 2022 Target Term Fund	September 28, 2016
Nuveen Credit Strategies Income Fund	March 16, 2003
Nuveen Diversified Dividend and Income Fund	July 18, 2003
Nuveen DOWSM Dynamic Overwrite Fund	May 20, 2014
Nuveen Dynamic Municipal Opportunities Fund	November 4, 2019
Nuveen Emerging Markets Debt 2022 Target Term Fund	June 1, 2017
Nuveen Enhanced Municipal Value Fund	July 27, 2009
Nuveen Floating Rate Income Fund	January 15, 2004
Nuveen Floating Rate Income Opportunity Fund	April 27, 2004
Nuveen Georgia Quality Municipal Income Fund	October 26, 2001
Nuveen Global High Income Fund	August 5, 2014
Nuveen High Income 2020 Target Term Fund	April 13, 2015
Nuveen Intermediate Duration Municipal Term Fund	October 11, 2012
Nuveen Intermediate Duration Quality Municipal Term Fund	December 11, 2012
Nuveen Maryland Quality Municipal Income Fund	January 12, 1993
Nuveen Massachusetts Quality Municipal Income Fund	January 12, 1993
Nuveen Michigan Quality Municipal Income Fund	August 24, 2012
Nuveen Minnesota Quality Municipal Income Fund	April 28, 2014
Nuveen Missouri Quality Municipal Income Fund	March 29, 1993
Nuveen Mortgage and Income Fund	September 10, 2009
Nuveen Multi-Market Income Fund	April 30, 2014
Nuveen Municipal 2021 Target Term Fund	October 13, 2015
Nuveen Municipal Credit Income Fund	March 21, 2001
2

Nuveen Municipal Credit Opportunities Fund	April 18, 2019
Nuveen Municipal High Income Opportunity Fund	October 8, 2003
Nuveen NASDAQ 100 Dynamic Overwrite Fund	May 20, 2004
Nuveen New Jersey Municipal Value Fund	January 26, 2009
Nuveen New Jersey Quality Municipal Income Fund	June 1, 1999
Nuveen New York AMT-Free Quality Municipal Income Fund	July 29, 2002
Nuveen New York Municipal Value Fund 2	January 26, 2009
Nuveen New York Quality Municipal Income Fund	December 1, 1998
Nuveen New York Select Tax-Free Income Portfolio	March 30, 1992
Nuveen Ohio Quality Municipal Income Fund	August 24, 2012
Nuveen Pennsylvania Municipal Value Fund	January 26, 2009
Nuveen Pennsylvania Quality Municipal Income Fund	December 19, 1990
Nuveen Preferred & Income Opportunities Fund	January 27, 2003
Nuveen Preferred & Income Securities Fund	June 24, 2002
Nuveen Preferred and Income 2022 Term Fund	July 6, 2016
Nuveen Preferred and Income Term Fund	April 18, 2012
Nuveen Quality Municipal Income Fund	January 15, 1999
Nuveen Real Asset Income and Growth Fund	January 10, 2012
Nuveen Real Estate Income Fund	August 27, 2001
Nuveen S&P 500 Buy-Write Income Fund	July 23, 2004
Nuveen S&P 500 Dynamic Overwrite Fund	November 11, 2004
Nuveen Select Maturities Municipal Fund	July 23, 1992
Nuveen Select Tax-Free Income Portfolio	January 29, 1992
Nuveen Select Tax-Free Income Portfolio 2	March 30, 1992
Nuveen Select Tax-Free Income Portfolio 3	May 28, 1992
Nuveen Senior Income Fund	August 13, 1999
Nuveen Short Duration Credit Opportunities Fund	January 3, 2011
Nuveen Taxable Municipal Income Fund	December 4, 2009
Nuveen Tax-Advantaged Dividend Growth Fund	February 22, 2007
Nuveen Tax-Advantaged Total Return Strategy Fund	October 1, 2003
Nuveen Virginia Quality Municipal Income Fund	January 12, 1993
ADDITIONS
Trust	Date Established

Nuveen California Municipal Value Fund	November 12, 2020
Nuveen New York Municipal Value Fund	November 12, 2020
Nuveen Core Plus Impact Fund	December 3, 2020
Nuveen Multi-Asset Income Fund	April 22, 2021
Nuveen Variable Rate Preferred & Income Fund	June 1, 2021

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